BOGLE SMALL CAP GROWTH (Prospectus Summary) | BOGLE SMALL CAP GROWTH
SUMMARY SECTION
INVESTMENT OBJECTIVE
The investment objective of the Bogle Investment Management Small Cap Growth

Fund (the "Fund") is to provide long-term capital appreciation.

EXPENSES AND FEES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees BOGLE SMALL CAP GROWTH	INSTITUTIONAL	INVESTOR
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none	none
Exchange Fee	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses BOGLE SMALL CAP GROWTH		INSTITUTIONAL	INVESTOR
Management fees		1.00%	1.00%
Distribution (12b-1) Fees		none	none
Shareholder Servicing Fee		none	0.10%
Other expenses		0.44%	0.44%
Total Annual Fund Operating Expenses		1.44%	1.54%
Fee waivers and expense reimbursements	[1]	(0.19%)	(0.19%)
Net expenses		1.25%	1.35%
[1]	Bogle Investment Management, L.P. (the "Adviser") has contractually agreed to waive management fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding certain items discussed below) exceed 1.25% and 1.35% for the Institutional Class and Investor Class, respectively. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total Annual Fund Operating Expenses to exceed 1.25% or 1.35%, as applicable: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2012 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. The Adviser, in its discretion, has the right to extend this waiver.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows what you would pay if you invested $10,000 in the Fund over the various time periods indicated. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example BOGLE SMALL CAP GROWTH (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
INSTITUTIONAL	127	437	769	1,708
INVESTOR	137	468	821	1,818

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was

302.71% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of the net assets of the portfolio (including borrowings for investment purposes) in the stocks of U.S. companies with market capitalizations, at the time of purchase, that are within the range of the market capitalizations of those companies that are included in the Russell 2000®

Index ("Small Cap Stocks"). The Fund attempts to achieve its objective by taking long positions in Small Cap Stocks that the Adviser believes are undervalued given their future earnings growth prospects. The Advisor will manage the portfolio such that its median market capitalization is reasonably close to the median capitalization of the Russell 2000® Index. As part of its investment strategy, the Adviser will continue to invest in Small Cap Stocks that the

Adviser believes will appreciate more than the Russell 2000® Index. Shareholders will be notified by the Fund sixty days in advance of any change in this 80%

policy.

Because companies tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs.

PRINCIPAL RISKS
o Common stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical; there are times when stock prices generally increase, and other times when they generally decrease. Therefore, you could lose money by investing in the Fund.

o The Fund will invest in Small Cap Stocks that may be more volatile than investments in issuers with larger market capitalizations. Issuers of Small Cap

Stocks are not as diversified in their business activities as issuers with larger market capitalizations and are more susceptible to changes in the business cycle.

o The net asset value ("NAV") of the Fund will fluctuate with changes in the market value of its portfolio positions.

o Although the Fund will invest in stocks that the Adviser believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

o The Fund may frequently trade its portfolio securities. High portfolio turnover will cause the Fund to incur higher brokerage commissions and transaction costs, which could lower the Fund's performance. In addition to lower performance, high portfolio turnover could result in taxable capital gains.

RISK/RETURN INFORMATION
The chart below illustrates the long-term performance of the Fund's Investor

Class. The information shows you how the Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund. The chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund's performance would be reduced. Updated performance information may be obtained at www.boglefunds.com or 1-877-264-5346.

TOTAL RETURNS FOR THE CALENDAR YEARS ENDED DECEMBER 31 Investor Class

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter: 33.33% (quarter ended June 30, 2009)

Worst Quarter: (28.63)% (quarter ended December 31, 2008)

Year-to-date total return for the nine months ended September 30, 2011: (16.03)%

AVERAGE ANNUAL TOTAL RETURNS
The table below compares the Fund's average annual total returns for the past calendar year, the past five calendar years and the past ten calendar years to the average annual total returns of a broad-based securities market index for the same periods. Past performance (before and after taxes) is not necessarily an indicator of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2010
Average Annual Total Returns BOGLE SMALL CAP GROWTH	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
INSTITUTIONAL	Institutional Class Before Taxes		29.25%	1.29%	6.69%
INVESTOR	Investor Class Before Taxes		29.02%	1.18%	6.59%
INVESTOR After Taxes on Distributions	Investor Class After Taxes on Distributions	[1]	29.02%	(0.11%)	5.43%
INVESTOR After Taxes on Distributions and Sales	Investor Class After Taxes on Distributions and Sale of Fund Shares		18.86%	0.77%	5.51%
Russell 2000® Value Index	Russell 2000® Index	[2]	26.85%	4.47%	6.33%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRA). After-tax returns are shown for only the Investor Class and may vary for the Institutional Class.
[2]	The Russell 2000® Index is an unmanaged index that is comprised of the 2,000 smallest of the 3,000 largest U.S. domiciled corporations, ranked by market capitalizations. As of November 30, 2011 the minimum market capitalization of the Russell 2000® Index is $5 million and the largest stock is $3.7 billion. Please note that this range is as of a particular point in time and is subject to change.